Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	55,240.00
Total Offset Amount	4,917.80
Net Fee	50,322.20
Narrative - Max Aggregate Offering Price	$ 400,000,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true